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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-1548

                           Armstrong Associates, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201

--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: December 31, 2003

ITEM 1.   REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------

SHAREHOLDERS REPORT                                            DECEMBER 31, 2003

--------------------------------------------------------------------------------

                                     [LOGO]
                           armstrong associates inc.

--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

Armstrong Associates had total net assets of $15,463,357 and a per share price of $11.86 at the end of calendar 2003. In addition, a long term capital gain dividend of $0.08 per share was paid to shareholders during the month of December 2003.

The total investment results for Armstrong for the full calendar year were 17.77% with the results for the second half of the year totaling 10.07%. Both figures assume the reinvestment of the capital gain dividend paid in December. Comparative results for the Standard and Poor's 500 Index for the same periods were 28.69% and 15.14%, respectively. Armstrong's investment results for both periods were impacted by the time-lag involved in shifting Armstrong's portfolios from a fairly conservative position to a more aggressive stance following the improvement seen in the market tone for equities in the second quarter of the year.

Looking at individual stock performance in Armstrong's portfolio for the full year, Corning, Royal Caribbean, Intel, United Technology and Staples were the percentage leaders, in the order listed, while only three stocks showed declines for the year, Kraft, Avery and Waste Connections.

While there is no shortage of concerns for investors to consider, including interest rate trends, election year uncertainties and serious international conflicts, we believe the market recovery still has further upside potential. During the three plus years of negative investment and business environment seen prior to the second quarter of 2003, corporations generally had both the necessity and opportunity of improving their internal cost structures, reducing capital costs and increasing employee productivity. Given any reasonable recovery, we believe profit margins should increase and earnings surprise on the upside.

Please write or call if you have any questions concerning your Armstrong investment.

Sincerely,


/s/ C. K. Lawson President
--------------------------
C. K. Lawson President
President

February, 15, 2004


-----------------------------------------------------------------------------------------------------------
   INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------------

   No. of shares  Industry & Issue                                Cost           Market value  % of assets
   --------------------------------------------------------------------------------------------------------
                  AEROSPACE (3.8%)
     5,000          Boeing Co.                                $   293,580        $   210,700        1.4%
     4,000          United Technologies                           254,750            379,080        2.5%

                  BROADCASTING, MEDIA & ADVERTISING (9.0%)
    30,000          Time Warner                                   208,193            539,700        3.5%
     6,000          Clear Channel Communication                   267,650            280,980        1.8%
     5,000          Omnicom                                       275,750            436,650        2.8%
    13,000          Spanish Broadcasting                          120,290            137,150        0.9%

                  CHEMICAL PRODUCTS & RELATED (8.4%)
    15,000          Avery Dennison Corp.                          211,200            840,300        5.4%
     6,000          Praxair, Inc.                                 212,890            458,400        3.0%

                  COMMUNICATIONS & RELATED (1.6%)
    24,000          Corning, Inc.                                 131,044            250,320        1.6%

                  COMPUTER, SOFTWARE & Related (13.9%)
     8,000          Dell Computer                                 232,103            271,840        1.8%
     5,000          IBM Corp.                                     249,675            463,400        3.0%
    10,000          Intel Corp.                                   169,100            320,500        2.1%
    10,000          Microsoft                                     267,700            273,700        1.8%
    48,000          Oracle Systems Corp.                           75,280            635,040        4.1%
     5,000          UTI Worldwide                                 157,229            189,100        1.2%

                  CONSUMER PRODUCTS (12.7%)
    10,000          Black & Decker Corp.                          216,760            493,200        3.2%
     7,232          Gillette Co.                                  166,636            265,631        1.7%
     6,000          Kimberly Clark Corp.                          230,820            354,540        2.3%
    16,000          Wal-Mart Stores                               196,800            848,800        5.5%

                  ENVIRONMENTAL SERVICES (5.5%)
     8,000          Ionics, Inc.                                  186,800            254,800        1.6%
     8,000          Waste Connection                              241,040            302,160        2.0%
    10,000          Waste Management                              309,300            296,000        1.9%

                  FINANCIAL & RELATED (5.7%)
     4,000          Bank of America                               240,350            321,720        2.1%
     5,867          Citigroup, Inc.                               231,062            284,784        1.8%
     7,000          Washington Mutual                             262,220            280,840        1.8%

                  FOOD & BEVERAGES (8.1%)
    10,000          Kraft Foods                                   327,500            322,200        2.1%
    20,000          Pepsico, Inc.                                 116,802            932,400        6.0%

                  LEISURE TIME (1.8%)
     8,000          Royal Caribbean                               203,564            278,320        1.8%

                  MEDICAL & RELATED (19.0%)
    25,000          Abbott Laboratories                           151,984          1,165,000        7.5%
     6,000          AMGEN                                         243,090            370,740        2.4%
    20,000          Medtronics, Inc.                              190,438            972,200        6.3%
    12,284          Pfizer, Inc.                                  170,000            433,994        2.8%

                  OFFICE SUPPLIES & EQUIPMENT (3.4%)
     7,000          Iron Mountain                                 265,081            276,780        1.8%
     9,000          Staples, Inc.                                 175,875            245,700        1.6%

                  RESTAURANTS (3.0%)
    14,000          Brinker International                         260,961            464,240        3.0%

    CASH, SHORT TERM DEBT AND RECEIVABLES
    LESS LIABILITIES                                              549,352            612,448        4.0%
    --------------------------------------------------        -----------        -----------      ------
    TOTAL NET ASSETS                                          $ 8,062,869        $15,463,357      100.0%
    ==================================================        ===========        ===========      ======

-------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS FOR DECEMBER 31, 2003

-------------------------------------------------------------------------------------------------------
ASSETS
Investment in securities at market value                                                    $15,400,261
Cash held by custodian                                                                           36,604
Prepaid expenses                                                                                    777
Interest receivable                                                                                 571
Dividends receivable                                                                             10,530
Receivable for fund shares purchased                                                             26,457
Receivable for sale of portfolio                                                                     --
-------------------------------------------------------------------------------------       -----------
   TOTAL ASSETS                                                                             $15,475,201

LIABILITIES
Accounts payable and accrued expenses                                                            11,844
Payable for fund shares redeemed                                                                     --
Payable for purchase of securities                                                                   --
-------------------------------------------------------------------------------------       -----------
   TOTAL LIABILITIES                                                                        $    11,844
-------------------------------------------------------------------------------------       -----------
Total net assets -- equivalent to $11.86 per share with 1,303,770 shares outstanding        $15,463,357
=====================================================================================       ===========

-------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS--6 MONTHS ENDED DECEMBER 31, 2003

-------------------------------------------------------------------------------------------------------

OPERATIONS:
   Net investment income                                                                    $    (6,116)
   Net realized gains from security transactions                                                     --
   Increase in unrealized appreciation of investments                                         1,433,810
-------------------------------------------------------------------------------------       -----------
      Net increase in net assets resulting from operations                                  $ 1,427,694
Distributions to shareholders
   Dividends paid from net investment income                                                         --
   Distributions from net realized gains                                                        104,528
-------------------------------------------------------------------------------------       -----------
                                                                                                104,528
-------------------------------------------------------------------------------------       -----------
Capital share transactions
   Net proceeds from sale of capital stock                                                      267,726
   Net asset value of shares issued to shareholders in reinvestment of net investment
      income and net realized gains on security transactions                                    100,589
-------------------------------------------------------------------------------------       -----------
                                                                                                368,315
   Less cost of shares repurchased                                                              375,843
-------------------------------------------------------------------------------------       -----------
                                                                                                 (7,528)
-------------------------------------------------------------------------------------       -----------
      Net increase in net assets                                                              1,315,638
-------------------------------------------------------------------------------------       -----------
Net assets:
   Beginning of period                                                                       14,147,719
-------------------------------------------------------------------------------------       -----------
   End of period                                                                            $15,463,357
=====================================================================================       ===========

-------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS--6 MONTHS ENDED DECEMBER 31, 2003

-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Income:
      Dividends                                                                             $    85,650
      Interest                                                                                    4,054
--------------------------------------------------------------------------------            -----------
         Total income                                                                            89,704
--------------------------------------------------------------------------------            -----------
   Operating expenses:
      Advisory and management fees                                                 58,931
      Administrative fees                                                           8,000
      Custodian fees                                                                3,462
      Transfer agent fees                                                           4,700
      Registration fees, licenses and other                                         1,983
      Legal fees                                                                      750
      Accounting fees                                                               7,065
      Director's fees                                                               5,391
      Reports and notices to shareholders                                           4,637
      Insurance                                                                       900        95,820
--------------------------------------------------------------------------------   ------   -----------
         Net investment income                                                                   (6,116)
--------------------------------------------------------------------------------            -----------
REALIZED AND UNREALIZED GAINS AND LOSSES ON INVESTMENTS
   Realized gains from security transactions (excluding short-term obligations)
      Proceeds from sales                                                                            --
      Cost of securities sold                                                                        --
--------------------------------------------------------------------------------            -----------
         Net realized gains from security transactions                                               --
--------------------------------------------------------------------------------            -----------
   Unrealized appreciation (depreciation) of investments
      Beginning of period                                                                     5,903,574
      End of period                                                                           7,337,384
--------------------------------------------------------------------------------            -----------
         Increase/decrease in unrealized appreciation                                         1,433,810
--------------------------------------------------------------------------------            -----------
         Net realized and unrealized gain on investments                                    $ 1,433,810
--------------------------------------------------------------------------------            -----------
         Net increase in net assets from operations                                         $ 1,427,694
================================================================================            ===========

--------------------------------------------------------------------------------

                                     [LOGO]

                            armstrong associates inc.
                      750 N. St. Paul, Suite 1300, L.B. 13
                               Dallas, Texas 75201
                                 (214) 720-9101
                               FAX: (214) 871-8948

--------------------------------------------------------------------------------

CUSTODIAN
Union Bank of California, N.A.
San Francisco, California

TRANSFER AGENT
Portfolios, Inc.
Dallas, Texas

AUDITORS
Grant Thornton, LLP
Dallas, Texas

INVESTMENT ADVISOR
Portfolios, Inc.
Dallas, Texas

---------------------------------------------

This report is unaudited and is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

--------------------------------------------------------------------------------

C.K. LAWSON
President, Treasurer and Director

CANDACE L. BOSSAY
Vice President and Secretary

EUGENE P. FRENKEL, M.D.
Director
Professor of Internal Medicine and Radiology
Southwestern Medical School

DOUGLAS W. MACLAY
Director
President, Maclay Properties Company

R.H. STEWART MITCHELL
Director
Private Investor

CRUGER S. RAGLAND
Director
Retired President, Ragland Insurance Agency, Inc.

ANN D. REED
Director
Private Investor

ITEM 2.   CODE OF ETHICS.

          Not applicable at this time.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

          (a)  Not applicable at this time.

          (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: Armstrong Associates, Inc.

By /s/ C. K. Lawson
   -------------------
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company of Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ C. K. Lawson
   -------------------
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

March 5, 2004